Employee benefits - Net periodic benefit costs and assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net periodic benefit cost:
Non-operational pension cost (credit)	$ (115)	$ (166)	$ 401
Discontinued Operations
Net periodic benefit cost:
Net periodic benefit cost			121
Defined pension benefits | Switzerland
Net periodic benefit cost:
Service cost	50	61	74
Operational pension cost	50	61	74
Interest cost		(5)
Interest cost	13		6
Expected return on plan assets	(117)	(116)	(123)
Amortization of prior service cost (credit)	(9)	(9)	(11)
Amortization of net actuarial loss	0	0	7
Curtailments, settlements and special termination benefits	4	1	6
Non-operational pension cost (credit)	(109)	(129)	(115)
Net periodic benefit cost	$ (59)	$ (68)	$ (41)
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	2.20%	0.20%
Rate of compensation increase (as a percent)	0.00%	0.00%
Rate of pension increase (as a percent)	0.00%	0.00%
Cash balance interest credit rate (as a percent)	2.00%	1.00%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	0.70%	0.00%	0.30%
Expected long-term rate of return on plan assets (as a percent)	3.30%	3.00%	3.00%
Rate of compensation increase (as a percent)	0.00%	0.00%	0.00%
Cash balance interest credit rate (as a percent)	1.30%	1.00%	1.00%
Defined pension benefits | International
Net periodic benefit cost:
Service cost	$ 38	$ 47	$ 92
Operational pension cost	38	47	92
Interest cost	87	72	111
Expected return on plan assets	(153)	(178)	(253)
Amortization of prior service cost (credit)	(2)	(2)	2
Amortization of net actuarial loss	58	67	109
Curtailments, settlements and special termination benefits	7	7	644
Non-operational pension cost (credit)	(3)	(34)	613
Net periodic benefit cost	$ 35	$ 13	$ 705
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	4.80%	2.10%
Rate of compensation increase (as a percent)	1.80%	1.50%
Rate of pension increase (as a percent)	1.80%	1.70%
Cash balance interest credit rate (as a percent)	2.70%	2.10%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	2.10%	1.60%	1.90%
Expected long-term rate of return on plan assets (as a percent)	3.70%	4.00%	4.30%
Rate of compensation increase (as a percent)	1.50%	1.00%	2.20%
Cash balance interest credit rate (as a percent)	2.10%	2.10%	1.60%
Other postretirement benefits
Non-pension postretirement benefit plans, participant contributions
Health care cost trend rate assumed for next year (as a percent)	5.60%	5.10%
Rate to which the trend rate is assumed to decline (the ultimate trend rate), (as a percent)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2029	2026
Other postretirement benefits | International
Net periodic benefit cost:
Service cost	$ 0	$ 1	$ 1
Operational pension cost	0	1	1
Interest cost	1	2	3
Expected return on plan assets	0	0	0
Amortization of prior service cost (credit)	(2)	(3)	(2)
Amortization of net actuarial loss	(3)	(2)	(3)
Curtailments, settlements and special termination benefits	0	0	0
Non-operational pension cost (credit)	(4)	(3)	(2)
Net periodic benefit cost	$ (4)	$ (2)	$ (1)
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	5.30%	2.60%
Rate of compensation increase (as a percent)	0.30%	0.30%
Rate of pension increase (as a percent)	0.00%	0.00%
Cash balance interest credit rate (as a percent)	0.00%	0.00%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	2.00%	2.10%	2.80%
Expected long-term rate of return on plan assets (as a percent)	0.00%	0.00%	0.00%
Rate of compensation increase (as a percent)	0.10%	0.20%	0.20%
Cash balance interest credit rate (as a percent)	0.00%	0.00%	0.00%